Average Annual Total Returns - MetLife Multi-Index Targeted Risk Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
Since Inception	8.19%
Class B
Average Annual Return:
1 Year	6.56%
5 Years	7.74%
Since Inception	7.46%
Inception Date	Nov. 05, 2012